PROPERTY, PLANTS AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 6,241	$ 5,500	$ 4,260